Expense Example - Vericimetry U.S. Small Cap Value Fund - Vericimetry U.S. Small Cap Value Fund Shares	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 818